Prospectus Supplement

May 1, 2017

for

Park Avenue Variable Universal Life (VUL) — 97 Form

Park Avenue Life (PAL) 95

Park Avenue Life (PAL) 97

Issued by

THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.

The following supplemental information supersedes and replaces the supplement dated May 1, 2016, and should be read in conjunction with the following:

(i)	the Prospectus dated May 1, 2001 for Park Avenue Variable Universal Life (VUL) — 97 Form issued through The Guardian Separate Account M;

(ii)	the Prospectus dated April 30, 2012 for the Park Avenue Life (PAL) 97 Variable Whole Life Insurance Policy with Modified Scheduled Premiums issued through The Guardian Separate Account K; and

(iii)	the Prospectus dated April 30, 2012 for the Park Avenue Life (PAL) 95 Variable Whole Life Insurance Policy with Modified Scheduled Premiums issued through The Guardian Separate Account K.

The information below regarding your allocation options replaces the chart of variable investment options in your prospectus, as amended, with respect to the section entitled “Your Allocation Options — The Variable Investment Options”.

Note: If you received a summary prospectus for a fund listed below, please follow the directions on the first page of the summary prospectus if you wish to obtain a copy of the full fund prospectus, or contact our Customer Service Office Contact Center at 1-888-GUARDIAN (1-888-482-7342) or 1-800-441-6455.

Fund Name	Investment Objectives	Typical Investments	Investment Advisor and Principal Business Address	Subadvisor and Principal Business Address
AB VPS Global Thematic Growth Portfolio (Class B)	Long-term growth of capital.	Invests in equities of developed and emerging-market companies, diversified across industries, including both newer companies and well-known, established companies of all market caps. Normally holds equities of 60-80 companies.	AllianceBernstein, L.P. 1345 Avenue of the Americas New York, NY 10105
AB VPS Growth and Income Portfolio (Class B)	Long-term growth of capital.	Invests primarily in U.S. stocks, although it may invest in non-U.S. securities. Invests in companies of any size and in any industry. Normally holds equities of approximately 60-90 companies.	AllianceBernstein, L.P. 1345 Avenue of the Americas New York, NY 10105
AB VPS Large Cap Growth Portfolio (Class B)	Long-term growth of capital.	Invests primarily in large-cap US stocks, although it may invest in non-US securities. Normally holds equities of 50-70 companies.	AllianceBernstein, L.P. 1345 Avenue of the Americas New York, NY 10105
AB VPS Value Portfolio (Class B)	Long-term growth of capital.	Invests primarily in large-cap U.S. stocks, although it may invest in non-U.S. securities.	AllianceBernstein, L.P. 1345 Avenue of the Americas New York, NY 10105

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Fund Name	Investment Objectives	Typical Investments	Investment Advisor and Principal Business Address	Subadvisor and Principal Business Address
American Century VP International Fund (Class I Shares)	Capital growth.	International common stocks with potential for appreciation. The fund invests primarily in securities of companies located in at least three developed countries world-wide (excluding the United States).	American Century Investment Management, Inc. 4500 Main Street Kansas City, MO 64111
American Century VP Value Fund (Class I Shares)	Long-term capital growth with income as a secondary objective.	The fund will usually purchase stocks of companies of all sizes that they believe are undervalued at the time of purchase. Although the portfolio managers intend to invest the fund’s assets primarily in U.S. stocks, the fund may invest in securities of foreign companies.	American Century Investment Management, Inc. 4500 Main Street Kansas City, MO 64111
Fidelity VIP Contrafund® Portfolio (Initial)	The fund seeks long-term capital appreciation.

•  Normally investing primarily in common stocks.

•  Investing in securities of companies whose value Fidelity Management & Research Company (FMR) believes is not fully recognized by the public.

•  Investing in domestic and foreign issuers.

•  Allocating the fund’s assets across different market sectors (at present, consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, telecom services, and utilities), using different Fidelity managers.

•  Investing in either “growth” stocks or “value” stocks or both.

•  Using fundamental analysis of factors such as each issuer’s financial condition and industry position, as well as market and economic conditions, to select investments.

			Fidelity Management & Research Company and its affiliates 245 Summer Street Boston, MA 02210	FMR Co., Inc. and other investment advisers serve as sub-advisers for the fund. 245 Summer Street Boston, MA 02210
Fidelity VIP Equity-Income Portfolio (Initial)	The fund seeks reasonable income. The fund will also consider the potential for capital appreciation. The fund’s goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500® Index.

•  Normally investing at least 80% of assets in equity securities.

•  Normally investing primarily in income-producing equity securities, which tends to lead to investments in large cap “value” stocks.

•  Potentially investing in other types of equity securities and debt securities, including lower-quality debt securities.

•  Investing in domestic and foreign issuers.

•  Using fundamental analysis of factors such as each issuer’s financial condition and industry position, as well as market and economic conditions, to select investments.

•  Potentially using covered call options as tools in managing the fund’s assets.

			Fidelity Management & Research Company and its affiliates 245 Summer Street Boston, MA 02210	FMR Co., Inc. and other investment advisers serve as sub-advisers for the fund. 245 Summer Street Boston, MA 02210

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Fund Name	Investment Objectives	Typical Investments	Investment Advisor and Principal Business Address	Subadvisor and Principal Business Address
Fidelity VIP Government Money Market Portfolio (Service Class 2)*	The fund seeks as high a level of current income as is consistent with preservation of capital and liquidity.

Normally investing at least 99.5% of total assets in cash, U.S. Government securities and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash or government securities).

Investing in U.S. Government securities issued by entities that are chartered or sponsored by Congress but whose securities are neither issued nor guaranteed by the U.S. Treasury.

Investing in compliance with industry-standard regulatory requirements for money market funds for the quality, maturity, and diversification of investments.

			Fidelity Management & Research Company and its affiliates 245 Summer Street Boston, MA 02210	Fidelity Investments Money Management, Inc. and other investment advisers serve as sub-advisers for the fund. One Spartan Way Merrimack, NH 03054
Fidelity VIP Growth Opportunities Portfolio (Initial)	The fund seeks to provide capital growth.

Normally investing primarily in common stocks.

•  Investing in companies that Fidelity Management & Research Company (FMR) believes have above-average growth potential (stocks of these companies are often called “growth” stocks).

•  Investing in domestic and foreign issuers.

•  Using fundamental analysis of factors such as each issuer’s financial condition and industry position, as well as market and economic conditions, to select investments.

			Fidelity Management & Research Company and its affiliates 245 Summer Street Boston, MA 02210	FMR Co., Inc. and other investment advisers serve as sub-advisers for the fund. 245 Summer Street Boston, MA 02210
Fidelity VIP High Income Portfolio (Initial)	The fund seeks a high level of current income, while also considering growth of capital.

•  Normally investing primarily in income-producing debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.

•  Potentially investing in non-income producing securities, including defaulted securities and common stocks.

•  Investing in companies in troubled or uncertain financial condition.

•  Investing in domestic and foreign issuers.

•  Using fundamental analysis of each issuer’s financial condition and industry position and market and economic conditions to select investments.

			Fidelity Management & Research Company and its affiliates 245 Summer Street Boston, MA 02210	FMR Co., Inc. and other investment advisers serve as sub-advisers for the fund. 245 Summer Street Boston, MA 02210
*	There is no assurance that this Fund will be able to maintain a stable net asset value per share. In addition, during extended periods of low interest rates, and partly as a result of asset-based separate account charges, the yield on this investment account may become low and possibly negative. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

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Fund Name	Investment Objectives	Typical Investments	Investment Advisor and Principal Business Address	Subadvisor and Principal Business Address
Fidelity VIP Index 500 Portfolio (Initial)	The fund seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500® Index.	• Normally investing at least 80% of assets in common stocks included in the S&P 500® Index. • Lending securities to earn income for the fund.	Fidelity Management & Research Company and its affiliates 245 Summer Street Boston, MA 02210	Geode Capital Management, LLC and FMR Co., Inc. (FMRC) serve as sub-advisers for the fund. Geode 1 Post Office Square Boston, MA 02109 FMRC 245 Summer Street Boston, MA 02210
Gabelli Capital Asset Fund	Growth of capital; current income as secondary objective.	U.S. common stock, preferred stock and securities that may be converted at a later time into common stock. Up to 25% of the Fund’s assets may be invested in securities of foreign issuers.	Gabelli Funds, LLC One Corporate Center Rye, NY 10580-1422
Invesco V.I. American Franchise Fund (Series I)	Seeks capital growth.	The Fund invests, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in securities of U.S. issuers.	Invesco Advisers, Inc. 1555 Peachtree Street, N.E. Atlanta, GA 30309
Invesco V.I. Core Equity Fund (Series I)	Long-term growth of capital.	The portfolio management team seeks to construct a portfolio of issuers that have high or improving return on invested capital, quality management, a strong competitive position and which are trading at compelling valuations. The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities and in derivatives and other instruments that have economic characteristics similar to such securities.	Invesco Advisers, Inc. 1555 Peachtree Street, N.E. Atlanta, GA 30309
Invesco V.I. Managed Volatility Fund (Series I)	Both capital appreciation and current income while managing portfolio volatility.	The Fund invests primarily in equity and fixed income securities, and derivatives and other instruments that have economic characteristics similar to such securities. The Fund will also invest in derivatives that the Adviser believes will decrease the volatility level of the Fund’s annual returns.	Invesco Advisers, Inc. 1555 Peachtree Street, N.E. Atlanta, GA 30309

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Fund Name	Investment Objectives	Typical Investments	Investment Advisor and Principal Business Address	Subadvisor and Principal Business Address
Janus Aspen Enterprise Portfolio (Institutional Shares)*	Seeks long-term growth of capital.	The Portfolio pursues its investment objective by investing primarily in common stocks selected for their growth potential, and normally invests at least 50% of its equity assets in medium-sized companies. Medium-sized companies are those whose market capitalization falls within the range of companies in the Russell Midcap® Growth Index. Market capitalization is a commonly used measure of the size and value of a company. The Portfolio may also invest in foreign securities, which may include investments in emerging markets.	Janus Capital Management LLC 151 Detroit Street Denver, CO 80206-4805
Janus Aspen Forty Portfolio (Institutional Shares)*	Seeks long-term growth of capital.	The Portfolio pursues its investment objective by normally investing primarily in a core group of 20-40 common stocks selected for their growth potential. The Portfolio may invest in companies of any size, from larger, well-established companies to smaller, emerging growth companies. The Portfolio may also invest in foreign securities, which may include investments in emerging markets.	Janus Capital Management LLC 151 Detroit Street Denver, CO 80206-4805
*	Pursuant to shareholder approval of the consummation of a plan of merger between Janus Capital Group Inc., the parent company of Janus Capital Management LLC, advisor to the Janus Aspen Series, and the Henderson Group plc, on or about May 31, 2017: Janus Aspen Enterprise Portfolio will be renamed Janus Henderson Enterprise Portfolio and Janus Aspen Forty Portfolio will be renamed Janus Henderson Forty Portfolio.

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Fund Name	Investment Objectives	Typical Investments	Investment Advisor and Principal Business Address	Subadvisor and Principal Business Address
Janus Aspen Global Research Portfolio (Institutional Shares)*	Seeks long-term growth of capital.	The Portfolio pursues its investment objective by investing primarily in common stocks selected for their growth potential. The Portfolio may invest in companies of any size located anywhere in the world, from larger, well-established companies to smaller, emerging growth companies. The Portfolio typically invests at least 40% of its net assets in securities of issuers or companies that are economically tied to different countries throughout the world, excluding the United States. The Portfolio may have significant exposure to emerging markets. Because the Portfolio’s investments in foreign securities are partially based on the composition of the Portfolio’s benchmark index, the MSCI World IndexSM, the Portfolio’s exposure to foreign markets may fluctuate in connection with variations in the foreign exposure of the Portfolio’s benchmark index. The Portfolio may also invest in foreign equity and debt securities.	Janus Capital Management LLC 151 Detroit Street Denver, CO 80206-4805
Janus Aspen Research Portfolio (Institutional Shares) formerly Janus Aspen Janus Portfolio (Institutional Shares)*	Seeks long-term growth of capital.	The Portfolio pursues its investment objective by investing primarily in common stocks selected for their growth potential. Although the Portfolio may invest in companies of any size, it generally invests in larger, more established companies. The Portfolio may also invest in foreign securities, which may include investments in emerging markets.	Janus Capital Management LLC 151 Detroit Street Denver, CO 80206-4805
*	Pursuant to shareholder approval of the consummation of a plan of merger between Janus Capital Group Inc., the parent company of Janus Capital Management LLC, advisor to the Janus Aspen Series, and the Henderson Group plc, on or about May 31, 2017:
Janus Aspen Global Research Portfolio will be renamed Janus Henderson Global Research Portfolio and Janus Aspen Research Portfolio will be renamed Janus Henderson Research Portfolio.

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Fund Name	Investment Objectives	Typical Investments	Investment Advisor and Principal Business Address	Subadvisor and Principal Business Address
MFS® Growth Series (Initial Class)	Seeks capital appreciation.	Normally invests primarily in equity securities. Focuses on investing in the stocks of companies MFS believes to have above average earnings growth potential compared to other companies (growth companies). Primarily invests in companies with large capitalizations, but may invest in companies of any size. The fund may invest in foreign securities.	Massachusetts Financial Services Company 111 Huntington Avenue Boston, MA 02199
MFS® Investors Trust Series (Initial Class)	Seeks capital appreciation.	Normally invests primarily in equity securities. Primarily invests in companies with large capitalizations, but may invest in companies of any size. The fund may invest in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies), in the stocks of companies it believes are undervalued compared to their perceived worth (value companies), or in a combination of growth and value companies.	Massachusetts Financial Services Company 111 Huntington Avenue Boston, MA 02199
MFS® New Discovery Series (Initial Class)	Seeks capital appreciation.	Normally invests primarily in equity securities. Focuses on investing in the stocks of companies MFS believes to have above average earnings growth potential compared to other companies (growth companies). Primarily invests in companies with small capitalizations, but may invest in companies of any size.	Massachusetts Financial Services Company 111 Huntington Avenue Boston, MA 02199
MFS® Research Series (Initial Class)	Seeks capital appreciation.	Normally invests primarily in equity securities. The fund may invest in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies), in the stocks of companies it believes are undervalued compared to their perceived worth (value companies), or in a combination of growth and value companies. Primarily invests in companies with large capitalizations, but may invest in companies of any size. A team of investment research analysts selects investments for the fund. MFS allocates the fund’s assets to analysts by broad market sectors. The fund may invest in foreign securities.	Massachusetts Financial Services Company 111 Huntington Avenue Boston, MA 02199

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Fund Name	Investment Objectives	Typical Investments	Investment Advisor and Principal Business Address	Subadvisor and Principal Business Address
MFS® Total Return Bond Series (Initial Class)	Seeks total return with an emphasis on current income, but also considering capital appreciation.	Normally invests at least 80% of its net assets in debt instruments. Debt instruments include corporate bonds, U.S. Government securities, asset-backed securities, municipal instruments, foreign government securities, and other obligations to repay money borrowed. Invests primarily in investment grade quality debt instruments, but may also invest in below investment grade quality debt instruments. The fund may invest in foreign securities.	Massachusetts Financial Services Company 111 Huntington Avenue Boston, MA 02199
MFS® Total Return Series (Initial Class)	Seeks total return.	The fund invests in a combination of equity securities and debt instruments. The fund normally invests between 40% and 75% of its assets in equity securities and at least 25% of its assets in fixed-income senior securities. The fund may invest in foreign securities. While the fund may invest the equity portion of the fund’s assets in companies of any size, it primarily invests in companies with large capitalizations.	Massachusetts Financial Services Company 111 Huntington Avenue Boston, MA 02199

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Fund Name	Investment Objectives	Typical Investments	Investment Advisor and Principal Business Address	Subadvisor and Principal Business Address
Victory Sophus Emerging Markets VIP Series*	Long-term capital appreciation.	Normally invests at least 80% of its net assets in securities of emerging market companies, which may include common stocks, preferred stocks, or other securities convertible into common stock. For purposes of this investment strategy, an emerging market country is one that is included in the MSCI emerging market indices or the MSCI frontier market indices, or whose economy or markets are classified by the International Finance Corporation and the World Bank to be emerging or developing, as well as any country classified by the United Nations as developing or any country that has economies, industries, and stock markets with similar characteristics. Also for purposes of this investment strategy, a company is considered an emerging market company if it is organized under the laws of, or has its principal office in, an emerging market country; derives 50% or more of its revenue from goods produced, services performed, or sales made in emerging market countries; or for which the principal securities market is located in an emerging market country.	Victory Capital Management Inc. 4900 Tiedeman Road, 4th Floor Brooklyn, Ohio 44144
*	Effective as of close of business July 29, 2016, Victory Capital Management Inc. (“Victory Capital”) acquired RS Investment Management Co. LLC, the investment adviser to the RS Funds. Pursuant to approval by shareholders of the RS Funds and the boards of trustees of RS Variable Products Trust and Victory Variable Insurance Funds, each of the RS Funds was reorganized into a corresponding, newly-formed fund within the Victory Capital family of funds.

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Fund Name	Investment Objectives	Typical Investments	Investment Advisor and Principal Business Address	Subadvisor and Principal Business Address
Victory RS International VIP Series*	Long-term capital appreciation.	Normally invests at least 80% of its net assets in common stocks and convertible securities issued by (i) companies organized, domiciled, or with a principal office outside of the United States, (ii) companies which primarily trade in a market located outside of the United States, or (iii) companies which do a substantial amount of business outside of the United States. For purposes of this investment strategy, a company is considered to do a substantial amount of business outside of the United States if a company derives at least 50% of its revenue or profits from business outside the United States or has at least 50% of its sales or assets outside the United States. The Fund does not usually focus its investments in a particular industry or country.	Victory Capital Management Inc. 4900 Tiedeman Road, 4th Floor Brooklyn, Ohio 44144
Victory INCORE Investment Quality Bond VIP Series*	To seek a high level of current income and capital appreciation without undue risk to principal.	Normally invests at least 80% of its net assets in investment-grade debt securities. The Fund’s fixed income securities may include without limitation: U.S. government securities, including securities issued by agencies or instrumentalities of the U.S. government; long- and short-term corporate debt obligations; mortgage-backed securities, including collateralized mortgage obligations (CMOs) and commercial mortgage-backed securities (CMBS); asset-backed securities, including collateralized debt obligations (CDOs); and U.S. dollar-denominated obligations of foreign governments, corporations and banks (i.e., Yankee Bonds).	Victory Capital Management Inc. 4900 Tiedeman Road, 4th Floor Brooklyn, Ohio 44144
Victory RS Large Cap Alpha VIP Series*	Long-term capital appreciation.	Normally invests at least 80% of its net assets in companies considered by the Fund’s investment management team to be (at the time of purchase) large-capitalization companies. For purposes of this investment strategy, a company is considered to be large-capitalization if its market capitalization is at least $5 billion.	Victory Capital Management Inc. 4900 Tiedeman Road, 4th Floor Brooklyn, Ohio 44144
*	Effective as of close of business July 29, 2016, Victory Capital Management Inc. (“Victory Capital”) acquired RS Investment Management Co. LLC, the investment adviser to the RS Funds. Pursuant to approval by shareholders of the RS Funds and the boards of trustees of RS Variable Products Trust and Victory Variable Insurance Funds, each of the RS Funds was reorganized into a corresponding, newly-formed fund within the Victory Capital family of funds.

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Fund Name	Investment Objectives	Typical Investments	Investment Advisor and Principal Business Address	Subadvisor and Principal Business Address
Victory INCORE Low Duration Bond VIP Series*	A high level of current income consistent with preservation of capital.	Normally invests at least 80% of its net assets in debt securities. The Fund’s fixed income securities may include without limitation: U.S. government securities, including securities issued by agencies or instrumentalities of the U.S. government; long- and short-term corporate debt obligations; mortgage-backed securities, including collateralized mortgage obligations (CMOs) and commercial mortgage-backed securities (CMBS); asset-backed securities, including collateralized debt obligations (CDOs); and U.S. dollar-denominated obligations of foreign governments, corporations and banks (i.e., Yankee Bonds).	Victory Capital Management Inc. 4900 Tiedeman Road, 4th Floor Brooklyn, Ohio 44144
Victory S&P 500 Index VIP Series*	To track the investment performance of the Standard & Poor’s 500 Composite Stock Price Index (“S&P 500”), which emphasizes securities issued by large U.S. companies.	Normally invests primarily in stocks of companies included in the S&P 500 by investing at least 95% of its net assets in the stocks of companies included in the S&P 500. Because the Fund is intended to track the performance of the S&P 500, the Fund’s investment management team does not actively determine the stock selection or sector allocation. The S&P 500 is an unmanaged index of 500 common stocks selected by Standard & Poor’s as representative of a broad range of industries within the U.S. economy, including foreign securities. The S&P 500 is composed primarily of stocks issued by large-capitalization companies. The securities selected for the portfolio are those securities that are included in the S&P 500, in approximately the same percentages as those securities are included in the index. For purposes of this investment strategy, the percentage weighting of a particular security in the S&P 500 is determined by that security’s relative total market capitalization — which is the market price per share of the security multiplied by the number of shares outstanding. To track the S&P 500 as closely as possible, the Fund attempts to remain fully invested in stocks.	Victory Capital Management Inc. 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144
*	Effective as of close of business July 29, 2016, Victory Capital Management Inc. (“Victory Capital”) acquired RS Investment Management Co. LLC, the investment adviser to the RS Funds. Pursuant to approval by shareholders of the RS Funds and the boards of trustees of RS Variable Products Trust and Victory Variable Insurance Funds, each of the RS Funds was reorganized into a corresponding, newly-formed fund within the Victory Capital family of funds.

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Fund Name	Investment Objectives	Typical Investments	Investment Advisor and Principal Business Address	Subadvisor and Principal Business Address
Victory RS Small Cap Growth Equity VIP Series*	Long-term capital growth.	Normally invests at least 80% of its net assets in equity securities of small-capitalization companies, which may include common stocks, preferred stocks, or other securities convertible into common stock. For purposes of this investment strategy, a company is considered to be a small-capitalization company if its market capitalization (at the time of purchase) is less than $3 billion or 120% of the market capitalization of the largest company included in the Russell 2000® Index on the last day of the most recent quarter, whichever is greater.	Victory Capital Management Inc. 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144
Value Line Centurion Fund	Long-term growth of capital.	U.S. common stocks with selections based on the Value Line Timeliness™ Ranking System.	EULAV Asset Management 7 Times Square, 21st Floor 42nd Street New York, NY 10036
Value Line Strategic Asset Management Trust	High total investment return consistent with reasonable risk.	U.S. common stocks, bonds and money market instruments.	EULAV Asset Management 7 Times Square, 21st Floor 42nd Street New York, NY 10036
*	Effective as of close of business July 29, 2016, Victory Capital Management Inc. (“Victory Capital”) acquired RS Investment Management Co. LLC, the investment adviser to the RS Funds. Pursuant to approval by shareholders of the RS Funds and the boards of trustees of RS Variable Products Trust and Victory Variable Insurance Funds, each of the RS Funds was reorganized into a corresponding, newly-formed fund within the Victory Capital family of funds.

Please refer to your prospectus for important information including fees and expenses. Please read the prospectus carefully before investing or sending money. Consider the fund’s investment objectives, risks, charges and expenses carefully before investing.

As always, the availability of any investment option is subject to change. See your prospectus for more information concerning the addition, deletion or substitution of investments.

Please note references in the prospectus to our Customer Service Office are replaced with the following:

Customer Service Office

For regular mail:

The Guardian Insurance & Annuity Company, Inc.,

Customer Service Office,

P.O. Box 26125,

Lehigh Valley, PA 18002-6125,

For registered, certified or express mail:

The Guardian Insurance & Annuity Company, Inc.,

6255 Sterner’s Way,

Bethlehem, PA 18017-9464

Customer Service Office Contact Center

For telephonic communications:

Customer Service Office Contact Center

8:00 a.m. to 5:00 p.m. New York (eastern) time

1-888-GUARDIAN (1-888-482-7342) or 1-800-441-6455

Except as set forth herein, all other provisions of the prospectuses noted above, as heretofore supplemented, shall remain unchanged.

This Prospectus Supplement must be preceded or accompanied by the most recent Prospectus available and should be retained with the Prospectus for future reference.

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